WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 72.3%	Shares	Value
Emerging Markets Debt - 10.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	46,600	$ 3,974,980
VanEck Emerging Markets High Yield Bond ETF (a)	226,189	4,003,546
Vanguard Emerging Markets Government Bond ETF (a)	94,392	5,816,435
		13,794,961
Real Estate Investment Trusts (REITs) - 1.8%
Vanguard Real Estate ETF (a)	26,600	2,474,066

U.S. Fixed Income - 60.3%
Invesco Senior Loan ETF (a)	672,660	14,105,680
iShares iBoxx $ High Yield Corporate Bond ETF (a)	41,300	3,078,089
iShares National Muni Bond ETF (a)	99,000	10,468,260
iShares TIPS Bond ETF	169,000	19,250,790
SPDR Bloomberg Convertible Securities ETF (a)	51,179	3,481,196
SPDR Bloomberg High Yield Bond ETF (a)	33,934	3,118,195
SPDR Bloomberg Short Term High Yield Bond ETF (a)	301,000	7,377,510
Vanguard Mortgage-Backed Securities ETF	153,200	7,286,192
Vanguard Short-Term Inflation-Protected Securities ETF	268,300	13,299,631
		81,465,543

Total Exchange-Traded Funds (Cost $107,860,381)		$ 97,734,570

MONEY MARKET FUNDS - 26.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.03% (b)	11,854,748	$ 11,854,748
Goldman Sachs Financial Square Treasury Obligation Fund - Institutional Class, 2.20% (b)	11,854,749	11,854,749
Invesco Short-Term Investments Trust- Institutional Class, 2.16% (b)	11,854,749	11,854,749
Total Money Market Funds (Cost $35,564,246)		$ 35,564,246

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERAL FOR SECURITIES LOANED - 31.7%	Value	Value
Mount Vernon Liquid Assets Portfolio, LLC, 2.44% (Cost $42,860,339) (b)(c)	42,860,339	$ 42,860,339

Investments at Value - 130.3% (Cost $186,284,966)		$ 176,159,155

Liabilities in Excess of Other Assets - (30.3%)		(40,970,448)

Net Assets - 100.0%		$ 135,188,707

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2022 was $41,789,222.
(b)	The rate shown is the 7-day effective yield as of August 31, 2022.
(c)	This security was purchased with cash collateral held from securities on loan.

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2022 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodities Futures
E-Mini Gold Future	24	9/28/2022	$ 2,060,280	$ (29,796)

Index Futures
Bloomberg Commodity Index Future	76	9/21/2022	924,464	5,363
E-Mini Dow CBOT DJIA Future	4	9/19/2022	630,640	(17,414)
E-Mini S&P 500 Future	5	9/16/2022	989,125	(44,073)
MSCI Emerging Markets Future	44	9/19/2022	2,160,180	(54,331)
Total Index Futures			4,704,409	(110,455)

Treasury Futures
10-Year U.S. Treasury Note Future	44	12/31/2022	5,143,864	(5,426)
5-Year U.S. Treasury Note Future	50	12/31/2022	5,541,000	(3,334)
U.S. Treasury Long Bond Future	15	12/20/2022	2,037,660	(959)
Total Treasury Futures			12,722,524	(9,719)

Total Futures Contracts			$ 19,487,213	$ (149,970)

The average monthly notional value of futures contracts during the 3 months ended August 31, 2022 was $22,163,335.